Certain Balance Sheet Accounts (Tables)	12 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following as of September 30 (in thousands):

	2014	2013
Prepaid business expense	$2,514	$2,906
Prepaid insurance	1,185	1,309
Anticipated insurance recoveries	6,637	9,966
Other	5,871	4,460

Prepaid expenses and other current assets	$16,207	$18,641

Other Accrued Liabilities Current

Other Accrued Liabilities

Other accrued liabilities consist of the following as of September 30 (in thousands):

	2014	2013
Accrued insurance	$15,464	$18,756
Accrued swap valuation liability	—	3,165
Overpayments	6,746	7,678
Due to third party payors	3,727	3,569
Accrued interest	3,465	4,100
Other	19,918	7,798

Other accrued liabilities	$49,320	$45,066

Other Long-Term Liabilities

Other Long-Term Liabilities

Other long-term liabilities consist of the following as of September 30 (in thousands):

	2014	2013
Accrued self-insurance reserves	$54,037	$54,781
Other	15,277	14,155

Other long-term liabilities	$69,314	$68,936